CONDENSED CONSOLIDATED BALANCE SHEETS (PARENTHETICAL) (USD $)	Nov. 30, 2012	Aug. 31, 2012	Aug. 31, 2011
CONDENSED CONSOLIDATED BALANCE SHEETS [Abstract]
Common stock, par value per share	$ 0.012	$ 0.012	$ 0.012
Common stock, shares authorized	16,666,667	16,666,667	16,666,667
Common stock, shares issued	7,209,652	6,673,829	5,842,803
Common stock, shares outstanding	7,209,652	6,673,829	5,842,803